Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of maturity analysis of operating lease payments [Text block]
The total amount of the Company’s obligations with third parties relating to services agreements that cannot be terminated is detailed as follows:

Services agreements not to be terminated	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Within 1 year	89,490,342	67,601,086
Between 1 and 5 years	78,625,851	92,254,016
Over 5 years	5,911,139	-
Total	174,027,332	159,855,102

Disclosure of purchase and supplies contracts [Text Block]
The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2022
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	366,466,791	1,784,784
Between 1 and 5 years	855,808,079	25,405,367
Over 5 years	77,855,384	-
Total	1,300,130,254	27,190,151

Disclosure of judgements and claims [Text Block]

Trials and
clai
m

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Cervecera CCU Chile Ltda.	Court of Appeal	Invoice collection	Appeal of sentence	ThCh$ 35,700
Comercial CCU S.A.	Court of Appeal	Collection of labor benefits	Appeal of sentence	ThCh$ 59,301
Transportes CCU Ltda.	Court of Appeal	Compensation for damages	Appeal of sentence	ThCh$ 72,000
Viña San Pedro Tarapacá S.A.	Court of Appeal	Compensation for damages	Appeal of sentence	ThCh$ 45,000
Compañía Industrial Cervecera S.A. (CICSA)	Administrative Courts	Administrative claims of several municipalities for advertising and publicity fees	Proceeding in administrative or judicial stage	US$ 75,000 (ThCh$ 64,190)

Disclosure Of CCC Guarantees Explanatory [Text Block]
-
The joint venture Central Cervecera de Colombia S.A.S. (CCC) maintains financial debt with local banks in Colombia, guaranteed by the subsidiary CCU Investments II

SpA. through stand-by letters issued by Scotiabank Chile and they are within the financing policy framework approved by Board of Directors, according to the following detail:

Institution	Amount	Due date
Banco Colpatria	US$ 27,200,000	June 24, 2023
Banco Colpatria	US$ 4,000,000	July 21, 2023
Banco Colpatria	US$ 13,500,000	August 31, 2023
Banco Colpatria	US$ 4,289,340	September 6, 2023

Disclosure of CICSA guarantees [Text Block]

-
The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía
Pisquera
de Chile S.A. through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú	US$ 2,600,000	December 21, 2023